Cash and Cash Equivalents and Restricted Cash	9 Months Ended
Sep. 30, 2017
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:
	September 30, 2017	December 31, 2016
Cash and cash equivalents	8,438	12,858
Restricted cash	1,550	1,550
Restricted cash, non-current	910	1,500
Total	10,898	15,908

Restricted cash amounts include $1,875 of restricted deposits as contractually required under the loan facility with Northern Shipping Fund III LP, or NSF (Note 7), $500 of minimum liquidity requirements as per the Amsterdam Trade Bank N.V. loan agreement (Note 7), $35 in a dry-docking reserve account as per the Amsterdam Trade Bank N.V. loan agreement and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, of $5,500 as per the Company's credit facilities covenants is included in Cash and cash equivalents.